EMPLOYEE BENEFITS - Post-employment health care benefit plan - Change in plan assets (Details) - Post-employment health care benefit - Plan assets - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EMPLOYEE BENEFITS
Fair value of the plan assets at the beginning of the year	R$ 0	R$ 0	R$ 0
Contributions from sponsors	19,168	16,016	24,713
Contributions from participants	1,096	1,472	2,032
Payment of benefits	(20,264)	(17,488)	(26,745)
Fair value of plan assets at the end of the year	R$ 0	R$ 0	R$ 0